Restructuring (Details Textual) (USD $)	12 Months Ended
	Apr. 30, 2011 PositionsEliminated Facilities RetailMarketSegment UnionContract Votes Plants	Apr. 30, 2010	Apr. 30, 2009
Restructuring (Textuals) [Abstract]
Expected restructuring costs - March 2010 announcement	$ 190,000,000
Expected restructuring costs - September 2010 announcement	45,000,000
Total expected restructuring charge	235,000,000
Restructuring costs incurred announcement-to-date	107,700,000
Total restructuring charges	101,957,000	5,711,000
Reduction in position due to restructuring	850
Cost of products sold restructuring	54,089,000	3,870,000	0
Plants announced to be closed	6
Years over which balance of restructuring costs will be incurred	3
Approximate total restructuring costs related to the Company's divested Canadian businesses	47,868,000	1,841,000	10,229,000
Other noncash restructuring charges	$ 8,540,000	$ 0	$ 9,093,000